COST REDUCTION ACTIONS (Tables)	12 Months Ended
Jan. 02, 2021
Restructuring and Related Activities [Abstract]
Restructuring charges and payments
During 2020, restructuring charges and payments were as follows:

(In millions)	Accrual at December 28, 2019	Charges, Net of Reversals	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at January 2, 2021
2019/2020 Actions
Severance and related costs	$21.9	$49.8	$(45.7)	$–	$2.3	$28.3
Asset impairment charges	–	6.2	–	(6.2)	–	–

2018/2019 Actions
Severance and related costs	6.5	(.7)	(6.0)	–	.2	–
Lease cancellation costs	.3	–	–	–	–	.3

Total	$28.7	$55.3	$(51.7)	$(6.2)	$2.5	$28.6
During 2019, restructuring charges and payments were as follows:

(In millions)	Accrual at December 29, 2018	Charges, Net of Reversals	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at December 28, 2019
2019/2020 Actions
Severance and related costs	$–	$21.9	$–	$–	$–	$21.9
Asset impairment charges	–	3.3	–	(3.3)	–	–

2018/2019 Actions
Severance and related costs	40.7	24.0	(57.1)	–	(1.1)	6.5
Lease cancellation costs	–	.3	–	–	–	.3
Asset impairment charges	–	1.6	–	(1.6)	–	–

Total	$40.7	$51.1	$(57.1)	$(4.9)	$(1.1)	$28.7

Total amount of restructuring charges incurred by reportable segment and Corporate

(In millions)	2020	2019	2018
Restructuring charges by reportable segment and Corporate
Label and Graphic Materials	$27.9	$29.0	$57.8
Retail Branding and Information Solutions	18.7	9.8	11.9
Industrial and Healthcare Materials	8.4	9.4	4.0
Corporate	.3	2.2	–

Total	$55.3	$50.4	$73.7